Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and contingencies (Tables) [Line Items]
Schedule of total future minimum payments under the non-cancelable SSA
Years ending December 31, (in thousands)
2021	$2,878
2022	992
2023	85
2024	2
Total	$3,957

Software Subscription Services Agreement [Member]
Commitments and contingencies (Tables) [Line Items]
Schedule of total future minimum payments under the non-cancelable SSA
Years ending December 31, (in thousands)
2021	$505
2022	369
2023	324
2024	81
Total	$1,279